Russell Funds: Classes A, C, E, I, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated March 1, 2013 to
PROSPECTUS Dated MARCH 1, 2013
LIQUIDATION OF THE RUSSELL MONEY MARKET FUND: The following information relates to the liquidation of the Russell Money Market Fund (the “Fund”):
At a meeting held on February 26, 2013, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company (“RIMCo”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their shares prior to the liquidation date. Effective at the close of business on April 24, 2013, the Fund will be closed to new shareholders and will stop accepting orders from existing shareholders to purchase additional shares.
The Fund will continue to pursue its investment objective until on or around the close of business on April 25, 2013, at which time it will carry on no business except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders.
The Plan provides for the liquidation of the Fund’s assets by April 26, 2013 and a liquidating distribution to be paid to Fund shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date.